Fixed Assets and Intangible Assets, Net	12 Months Ended
Dec. 31, 2014
Fixed Assets and Intangible Assets, Net [Abstract]
Fixed Assets and Intangible Assets, Net

8.  Fixed Assets and Intangible Assets, Net

Fixed assets and intangible assets, net consisted of the following at December 31, 2014 and December 31, 2013:

142,856
	December 31,	December 31,
	2014	2013
Computer equipment	$256,610	$252,879
Furniture and fixtures	142,856
Leasehold improvements	382,376	382,376
Software	10,968	10,968
Website domain name	124,938	124,938
Website costs	40,500	40,500
Equipment under capital leases	218,605	-
Total fixed assets	1,176,853	954,517
Less: Accumulated depreciation and amortization	(613,730)	(432,055)
Total fixed assets and intangible assets, net	$563,123	$522,462

The Company only holds fixed assets in the United States.  Depreciation and amortization expense was $181,675 and $174,640 for the years ended December 31, 2014 and 2013, respectively.